SCHEDULE OF STOCK WARRANTS OUTSTANDING TO PURCHASE COMMON STOCK (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Warrant March 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant issuance date	Mar. 29, 2021
Warrant expiration date	Mar. 31, 2026
Warrant exercise price per share | $ / shares	$ 10.35
Number of shares of common stock underlying warrants	2,469,156
Warrant March 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant issuance date	Mar. 27, 2023
Warrant expiration date	Mar. 26, 2026
Warrant exercise price per share | $ / shares	$ 5.50
Number of shares of common stock underlying warrants	3,294,117
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock underlying warrants	5,763,273